OUR MESSAGE TO YOU
GROWTH FUND
OPPORTUNITY FUND
REALTY FUND
FIXED INCOME FUND
MUNICIPAL INCOME FUND
GROWTH FUND
OPPORTUNITY FUND
REALTY FUND
FIXED INCOME FUND
MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
GROWTH FUND
OPPORTUNITY FUND
REALTY FUND
FIXED INCOME FUND
MUNICIPAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
ABOUT THE ADVISER
Transfer Agent and Fund Accountant
Trustees and Officers

SEMI-ANNUAL REPORT	JUNE 30, 2001 — UNAUDITED

•  Johnson Growth Fund

•  Johnson Opportunity Fund
•  Johnson Realty Fund
•  Johnson Fixed Income Fund
•  Johnson Municipal Income Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.

3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

Our Message to You	1

Performance Review and Management Discussion

Growth Fund	2

Opportunity Fund	3

Realty Fund	4

Fixed Income Fund	5

Municipal Income Fund	6

Portfolio of Investments

Growth Fund	7

Opportunity Fund	8

Realty Fund	9

Fixed Income Fund	10-11

Municipal Income Fund	12-14

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Change in Net Assets

Stock Funds	17

Bond Funds	18

Financial Highlights

Growth Fund	19

Opportunity Fund	20

Realty Fund	21

Fixed Income Fund	22

Municipal Income Fund	23

Notes to the Financial Statements	24-26

About the Adviser	27

Transfer Agent and Fund Accountant, Custodian	28

Auditors, Legal Counsel	29

Trustees and Officers	Back Page

OUR MESSAGE TO YOU

August 20, 2001

Dear Shareholder:

We are pleased to present you with the Semi-Annual Report dated June 30, 2001 for the Johnson Mutual Funds Trust. The first half of 2001 experienced a significant drop in interest rates which contributed greatly to the solid performance of the Fixed Income and Municipal Income Funds. Stocks were very volatile with huge losses in the first quarter and a healthy rebound during the second quarter. It will take several more quarters to reestablish meaningful economic growth leading to positive returns in the broad equity markets. However, the S&P 500 Index is back to levels last seen during the end of 1998.

On the next five pages of this Semi-Annual Report you will find commentaries on the performance of each of the Funds for the first half of the year, as well as the relative performance of your Funds as compared to an appropriate index. The remainder of the report lists the stocks and bonds held in each of the Funds, as well as other financial data and notes.

Thank you for your continued confidence in the management of the Johnson Mutual Funds. We appreciate your stance as a long-term investor. Our quality approach to security selection and portfolio management to meet your investing needs is always the focus of our Funds. As always, please feel free to call as you have questions.

Sincerely,

Timothy E. Johnson, President
Johnson Mutual Funds

GROWTH FUND	Performance Review — June 30, 2001 — Unaudited

	Growth Fund	S&P 500 Index

1992	10000	10000
3/93	10240	10437.8
6/93	10240	10491.2
9/93	10166.2	10762
1993	10596.8	11009.8
3/94	10246	10592.4
6/94	10009.2	10636.9
9/94	10233.4	11156.8
1994	10149.9	11154.6
3/95	10979.1	12240.9
6/95	11825.3	13409.3
9/95	12488	14475.1
1995	13358.6	15341.6
3/96	14059.8	16164.3
6/96	14393.3	16889.8
9/96	15008.5	17412.5
1996	15609.7	18861.7
3/97	15856.9	19367.4
6/97	18284.2	22746.8
9/97	19868.8	24452.8
1997	20911	25152.9
3/98	23679.5	26661.2
6/98	24380.3	29611.8
9/98	21938.8	26662.9
1998	26995.4	32341.4
3/99	27213.2	33953
6/99	27690.9	36366
9/99	26475.6	33808
1999	30047.7	38891
3/00	30278.4	39750
6/00	29362.1	38702
9/00	28139.8	38329
2000	26000.9	35302
3/01	22164.7	31105
6/01	24624.5	33021

For periods ending June 30, 2001:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	8.5 Years
	6/30/01	Year	Years	(b)

Growth Fund	-5.29%	-16.19%	11.34%	11.20%
S&P 500 Index	-6.70%	-14.83%	14.48%	15.18%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s 500 Index.

(b)  Inception of the Growth Fund was January 4, 1993.

	As of	As of
Top Ten Holdings:	6/30/01	12/31/00

General Electric Co.	4.4%	4.2%
Microsoft	4.3%	2.5%	*
Best Buy Company, Inc.	3.6%	0.0%	*
Estee Lauder Companies	3.6%	2.6%	*
Kroger Company	3.4%	3.5%
Johnson & Johnson	3.4%	3.4%
Tyco International Ltd.	3.3%	2.9%
Citigroup, Inc.	3.2%	3.1%
Metris Companies, Inc.	3.2%	0.0%	*
Pfizer, Inc.	3.0%	3.4%
* Not in Top 10 as of 12/31/00.

How did the Growth Fund perform relative to the market?

The Johnson Growth Fund had a return of -5.29% for the six months ending June 30, 2001 compared to a return of -6.70% for the Standard & Poors 500 Index and -16.10% for the average large-cap growth fund in the Lipper database. The size and style characteristics of the Johnson Growth Fund, a large-cap fund with a growth bias, negatively impacted the six-month return. The first half of the year was characterized generally by negative stock returns in which small-cap stocks performed better than large-cap stocks and value stocks performed better than growth stocks. Each sector, other than technology, outperformed the comparable S&P 500 Index sector for the period ending June 30, 2001.

The largest sector allocation in the Growth Fund was finance at 25%. That is an increase from 21% at the beginning of the year. This larger than market exposure as well as security selection contributed positively to the performance of the Growth Fund. The second largest sector allocation in the Growth Fund was technology at 19%, matching the S&P 500 Index at 19%. The Growth Fund was not invested in the basic industry, communication services, transportation, and utilities sectors as of June 30, 2001. The decision not to invest in these sectors is based on our analysts’ concerns about growth potential or valuation.

The combination of short-term interest rate reductions and federal income tax cuts may begin to impact the economy late this year and into next year, providing a more favorable economic backdrop for corporate America. Generally, stock market performance leads the economy by 6 to 9 months as investors anticipate the turn in the economy. Therefore, we are anticipating that the bear market in stocks has about run its course in terms of both duration and magnitude.

Growth Fund Objective:	Long-Term Capital Growth

Primary Asset Category:	Stocks of Larger-Sized Growth Companies

OPPORTUNITY FUND	Performance Review — June 30, 2001 — Unaudited

	Opportunity Fund	S&P MidCap Index

1993
3/94
5/16/94	10000	10000
9/94	10393.3	10688.4
1994	10499.1	10414
3/95	11094.2	11267.5
6/95	12291.2	12251.7
9/95	12879.7	13447.1
1995	13152.2	13636.6
3/96	14046.2	14476
6/96	14364.5	14893.4
9/96	14852.1	15330.6
1996	16190.3	16258.8
3/97	16018.8	16017.4
6/97	18013.1	18371.3
9/97	20450.6	21323.7
1997	20603.9	21499.9
3/98	23300.2	23865.6
6/98	23331.3	23353.4
9/98	20518.2	19986.2
1998	24503.9	25465
3/99	24133.6	23836
6/99	25843.4	27208
9/99	23676.6	24943
1999	27604.8	29233
3/00	30811.6	32934
6/01	30125.6	31849
9/00	31679.4	35715
2000	29355.2	34355
3/01	25950.9	30563
6/01	28150.6	34584

For periods ending June 30, 2001:

		Average Annual
		Ended Total Return (a)
	6 Months
	Ended	1	5	7.1 Years
	6/30/01	Year	Years	(b)

Opportunity Fund	-4.10%	-6.56%	14.40%	15.63%
S&P MidCap Index	0.97%	8.88%	18.53%	19.03%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s MidCap Index.

(b)  Inception of the Opportunity Fund was May 16, 1994.

	As of	As of
Top Ten Holdings:	6/30/01	12/31/00

Biomet, Inc.	4.0%	3.5%
BJ’s Wholesale Club, Inc.	4.0%	3.4%
Elan Corporation	3.8%	3.5%
North Fork Bancorporation	3.6%	2.9%
Watson Pharmaceuticals	3.6%	3.0%
Ecolab, Inc.	3.3%	3.5%
Forest Laboratories, Inc.	3.1%	3.5%
Cullen/Frost Bankers, Inc.	2.8%	2.7%	*
Apogent Technologies, Inc.	2.8%	2.4%	*
Nat’l Commerce Bancorp	2.8%	2.9%	*
* Not in Top 10 as of 12/31/00.

How did the Opportunity Fund perform relative to the market?

The Johnson Opportunity Fund had a return of -4.10% for the six months ended June 30, 2001 compared to a return of 0.97% for the Standard & Poor’s MidCap Index. The Opportunity Fund is a mid-cap, growth-oriented fund. The period was one during which growth funds significantly underperformed their value-oriented counterparts. According to data from the Lipper database, the average mid-cap growth mutual fund had an average rate of return of -12.3%.

The largest sector allocation, both in absolute terms and relative to the S&P MidCap Index, was health care. The fund had 21% of its assets in health care as of June 30 compared to 13% for the Index.

The Opportunity Fund had a diversified portfolio of 58 different stocks in nine different economic sectors as of June 30, 2001. However, there were sector overweights relative to the Index in communication services, health care, energy, and consumer cyclical stocks. For the second half of the year, we anticipate that the fund will become more sector weight neutral as the portfolio is positioned for an environment that is more rewarding to good stock selection.

Opportunity Fund Objective:	Long-Term Capital Appreciation

Primary Asset Category:	Stocks of Medium/ Small-Sized Growth Companies

REALTY FUND	Performance Review — June 30, 2001 — Unaudited

	Realty Fund	NAREIT Index

1997	10000	10000
3/98	9773.9	9953
6/98	9445.6	9497
9/98	8419.6	8498
1998	8143.9	8250
3/99	7721.4	7852
6/99	8573.7	8644
9/99	7814.7	7949
1999	7942.5	7869
3/00	8128.5	8057
6/00	9038.6	8906
9/00	9719.9	9587
2000	10024.8	9943
3/01	9636.7	10128
6/01	10455.7	11243

For periods ending June 30, 2001:

		Average Annual
		Total Returns (a)
	6 Month
	Ended	1	3.5 Years
	6/30/01	Year	(b)

Realty Fund	4.30%	15.68%	1.28%
NAREIT Index	11.45%	24.43%	3.41%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

(b)  Inception of the Realty Fund was January 2, 1998.

(c)  Performance for the Realty Fund and the NAREIT Index are so similar that it is difficult to discern the two distinct lines.

	As of	As of
Top Ten Holdings:	6/30/01	12/31/00

Equity Residential Properties	4.3%	4.3%
General Growth Properties	4.2%	3.3%	*
Boston Properties	4.1%	4.1%
Duke-Weeks Realty	4.1%	4.5%
Equity Office Properties	4.0%	4.3%
Starwood Hotels	4.0%	3.1%	*
Avalon Bay Commerce Inc.	3.9%	4.3%
Apartment Invest/Management	3.8%	4.3%
Archston Commerce Trust	3.8%	3.9%
Simon Property Group	3.8%	2.8%	*
* Not in the Top 10 as of 12/31/00.

How did the Realty Fund perform relative to the market?

The Realty Fund had a rate of return of 4.30% for the six months ended June 30, 2001 compared to a return of 11.45% for the National Association of Real Estate Investment Trusts Index (NAREIT Index). While the Realty Fund posted a positive absolute level of return in the first half, its concentration on quality growth names contributed to its relative under performance, as these names were out of favor in the market. In addition, the fund was exposed most heavily towards the two asset classes that experienced the lowest level of performance, those being apartments and office/industrial.

The first half of 2001 was characterized by a significant deceleration in the rate of growth of the economy. In an effort to combat the slowing economy and hopefully avoid a recession, the Federal Reserve lowered short-term interest rates six times from 6.50% to 3.75%. The lack of growth in the economy resulted in weakness in corporate profits. The broader stock market, as measured by the S&P500, reflected this weakness and declined -6.70% through June 30, 2001. Investors concentrated more on mid-cap yield and value oriented securities. The yield of the NAREIT Index was 7.05% at the beginning of the year with an average market capitalization (market price multiplied by the number of shares outstanding) of $987 million, placing a great deal of the securities in the mid-cap/small-cap area. Real Estate Investment Trusts (REITs) benefited from all these trends as well as the uncertainty of the broader market.

Within the REIT universe there were also differences. Lower quality, smaller and higher yielding assets significantly outperformed their high quality, larger, lower yield counterparts. The average return of the best 10 performing REITs in the first half of 2001 was 71.9% with a dividend yield of 9.2% and market capitalization of $286 million. This compares to the return of the 10 largest REITs of 6.4%, dividend yield of 6.2% and capitalization of over $4 billion. We believe that these higher quality property types offer the best long-term predictable growth prospects compared to other property types. The Realty Fund will continue to utilize a conservative quality approach when selecting sector weights and individual securities.

Realty Fund Objective:	Long-Term Capital Growth and Above Average Income

Primary Asset Category:	Real Estate Related Equity Securities

FIXED INCOME FUND	Performance Review — June 30, 2001 — Unaudited

		Lehman Intermediate Government
	Fixed Income Fund	Corporate Index

1992	10000	10000
3/93	10413.5	10352.6
6/93	10694.4	10576.2
9/93	11059.9	10814.9
1993	10954.5	10832.8
3/94	10580.1	10613.1
6/94	10404.7	10549.4
9/94	10418.9	10635.9
1994	10392	10623.7
3/95	10926.1	11090
6/95	11585.8	11644
9/95	11773.6	11836
1995	12231.1	12253
3/96	12045.8	12150
6/96	12061.5	12227
9/96	12275.6	12444
1996	12611.6	12749
3/97	12497.3	12734
6/97	12902.6	13109
9/97	13317.7	13463
1997	13675.9	13762
3/98	13892.3	13966
6/98	14189.8	14229
9/98	14971.4	14868
1998	14913.2	14912
3/99	14703.3	14884
6/99	14441.7	14825
9/99	14479.8	14961
1999	14363.7	14969
3/00	14546.9	15194
6/00	14654.4	15452
9/00	15100.1	15896
2000	15765	16484
3/01	16264.7	17043
6/01	16274.5	17157

For periods ending June 30, 2001:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	8.5 Years
	6/30/01	Year	Years	(b)

Fixed Income Fund	3.23%	11.05%	6.17%	5.90%
Lehman Int. G/ C Index	4.08%	11.04%	7.01%	6.56%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government/ Corporate Bond Index.

(b)  Inception of the Fixed Income Fund was January 4, 1993.

Quality Allocation

AAA	46.6
AA	9.2
A	35
BBB	9.2

How did the Fixed Income Fund perform relative to the market?

The Fixed Income Fund had a rate of return of 3.23% for the six months ended June 30, 2001 compared to a return of 4.08% for the Lehman Intermediate Government/ Corporate Bond Index. While the Fund’s emphasis on corporate bonds was advantageous during the period, the relative overweight to securities with maturities longer than 5 years caused under performance through the first half of the year. The level of interest rates and the valuation of bonds in the first half of 2001 have been greatly affected by the combination of monetary and fiscal stimulus. The Federal Reserve, under the direction of Alan Greenspan, has initiated some of the most aggressive interest rate cuts in nearly 20 years by lowering short-term interest rates on six occasions from 6.50% at the beginning of the year to 3.75% currently. On top of monetary stimulus, President Bush recently signed the Economic Growth and Tax Relief Reconciliation Act of 2001 setting the stage for broad federal income tax cuts and a $40 billion tax rebate that will be sent to tax-payers in late summer. The tax rebate will provide immediate economic stimulus and the tax bracket reductions will provide continuing support for economic growth.

The combination of this monetary and fiscal stimulus has improved expectations for the economy in late 2001 or early 2002. In anticipation of this economic environment, the yield curve has steepened as yields on intermediate and longer maturity bonds rose while short-term interest rates fell. Total returns through the first half have been driven by non-Treasury bonds and bonds with maturities shorter than five years. Looking forward we anticipate the environment to continue to shift and we are altering our strategy to take advantage of a potentially improving economic situation. Therefore, we are strategically reducing our interest rate sensitivity, while increasing our exposure to non-Treasury bonds.

The Fixed Income Fund continues its focus on high-quality securities. Each security within the Fund is rated investment-grade quality by both Moody’s and Standard and Poor’s, with over 90% of the assets rated “A” or better as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and should help provide a more stable portfolio valuation in times of economic uncertainty.

Fixed Income Fund Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/ Corporate Bonds

MUNICIPAL INCOME FUND	Performance Review — June 30, 2001 — Unaudited

		Lehman Five-Year G.O. Municipal
	Municipal Income Fund	Index

1993
3/94
5/16/94	10000	10000
9/94	10133.4	10150.5
1994	10081.2	10117.5
3/95	10505.6	10527.7
6/95	10713.1	10796.7
9/95	10971.5	11091.8
1995	11177.8	11295.1
3/96	11152.9	11331.6
6/96	11185.3	11380.7
9/96	11341.6	11567
1996	11560.8	11819
3/97	11505.1	11800
6/97	11786	12094
9/97	12047	12359
1997	12281.4	12586
3/98	12382	12733
6/98	12499.1	12862
9/98	12846.4	13216
1998	12919.4	13322
3/99	12984	13458
6/99	12699	13302
9/99	12789.7	13419
1999	12759.7	13415
3/00	12936.3	13571
6/00	13114.7	13789
9/00	13389.2	14062
2000	13841.6	14445
3/01	14165.9	14849
6/01	14236.6	14982

For periods ending June 30, 2001:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	7.1 Years
	6/30/01	Year	Years	(b)

Municipal Income Fund	2.85%	8.55%	4.94%	5.08%
Lehman 5 Yr. G.O. Index	3.72%	8.65%	5.65%	5.83%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

(b)  Inception of the Municipal Income Fund was May 16, 1994.

Quality Allocation

AAA	59.9
AA	21.3
A	10.4
NR	8.4

How did the Municipal Income Fund perform relative to the market?

The Municipal Income Fund had a rate of return of 2.85% for the six months ended June 30, 2001 compared to a return of 3.72% for the Lehman 5 year General Obligation Index. While the Fund lagged this specific maturity index, its performance was more in line with indices comprised of intermediate, laddered maturity bonds. In this environment, municipal bonds provided pre-tax returns close to those for taxable bonds. Municipal bonds outperformed taxable bonds after adjusting for the tax-free nature of the municipals.

There were two primary drivers of municipal market performance during the first half of 2001. First, the Federal Reserve, under the direction of Alan Greenspan, has initiated some of the most aggressive interest rate cuts in nearly 20 years by lowering short-term interest rates on six occasions for a total reduction of 2.75% so far this year. This has caused the yield curve to steepen as yields on shorter maturity municipals have fallen much more than longer maturity municipals. Second, President Bush recently signed the Economic Growth and Tax Relief Reconciliation Act of 2001 setting the stage for broad federal income tax cuts and a $40 billion tax rebate that will be sent to taxpayers in late summer. The gradual nature of the federal income tax bracket modifications should prevent the need for significant allocation shifts from tax-free to taxable bonds. The market adjustment to the new structure is likely to be slow and deliberate, so the appropriateness of municipal bonds for an individual investor should not change.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. About 60% of the securities in the Fund are rated “AAA”, the highest rating category, with over 90% of assets rated in the highest three rating categories, AAA, AA, and A. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and should help provide a more stable portfolio valuation on times of economic uncertainty. Over 99% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio state income tax in addition to being exempt from Federal income taxes.

Municipal Income Fund Objective:	Tax-Free Income and Capital Preservation

Primary Asset Category:	Intermediate-Term Ohio Municipal Bonds

GROWTH FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Common Stocks	Shares	Dollar Value

Capital Goods
Dover Corporation	32,840	1,236,426
General Electric Company	48,690	2,373,637
Tyco International Ltd.	33,000	1,798,500

Total Capital Goods: 9.9%		$5,408,563
Consumer Cyclical
Best Buy Company, Inc.*	31,000	1,969,120
Cintas Corporation	26,500	1,225,625
Home Depot, Inc.	28,000	1,303,400
Pepsico, Inc.	23,000	1,016,600
Staples, Inc.*	69,207	1,106,620
Wal-Mart Stores, Inc.	28,000	1,366,400

Total Consumer Cyclical: 14.7%		$7,987,765
Consumer Non-Cyclical
Estee Lauder Company	45,000	1,939,500
Kroger Company*	73,000	1,825,000

Total Consumer Non-Cyclical: 6.9%		$3,764,500
Energy
Halliburton Company	32,000	1,139,200
Exxon Mobil Corporation	13,891	1,213,379

Total Energy: 4.3%		$2,352,579
Financial Services
American Express Company	34,600	1,342,480
Bank of America Corp.	20,000	1,200,600
Bank of New York Co., Inc.	23,000	1,104,000
Citigroup, Inc.	33,600	1,775,424
Fifth Third Bancorp	25,000	1,501,250
Fannie Mae	17,500	1,490,125
Hartford Financial Services	20,000	1,368,000
Metris Companies, Inc.	51,000	1,719,210
U.S. Bancorp	64,000	1,458,560

Total Financial Services: 23.8%		$12,959,649
Health Care
Bristol-Myers Squibb Co.	18,000	941,400
Elan Corp. PLC ADR* (b)	21,000	1,281,000
Johnson & Johnson	36,400	1,820,000
Medtronic, Inc.	25,870	1,190,279
Pfizer, Inc.	41,300	1,654,065
Glaxosmithkline PLC (a)	25,263	1,419,781

Total Health Care: 15.3%		$8,306,525
Technology
ADC Telecommunications, Inc.*	35,000	231,000
Applied Material, Inc.*	23,000	1,129,300
America Online, Inc.*	29,000	1,537,000
Cisco Systems, Inc.*	52,600	957,320
Dell Computer Corporation*	40,000	1,046,000
EMC Corporation*	33,400	970,270
Intel Corporation	41,000	1,199,250
McData Corporation*	1,082	18,989
Microsoft Corporation*	32,400	2,365,200
Nokia Corporation	25,000	551,000
Sun Microsystems, Inc.*	48,160	757,075
Texas Instruments, Inc.	26,000	819,000

Total Technology: 21.3%		$11,581,404

Total Common Stocks: 96.2%		$52,360,985
(Common Stock Identified Cost $43,327,358)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.60% yield		2,055,146

Total Cash Equivalents: 3.8%		$2,055,146
(Cash Equivalents Identified Cost $2,055,146)

Total Portfolio Value: 100.0%		$54,416,131
(Total Portfolio Identified Cost $45,382,504)

Other Assets Less Liabilities		$7,891

Total Net Assets		$54,424,022

*  Non-income producing security
(a)  Limited Partnership.

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Common Stocks	Shares	Dollar Value

Basic Industry
Ecolab, Inc.	62,000	2,540,140

Total Basic Industry: 3.3%		$2,540,140
Capital Goods
Dover Corporation	30,000	1,129,500
Molex Incorporated	46,250	1,689,513
Quanta Service, Inc.*	25,000	551,000
Republic Services, Inc. Class A*	70,000	1,389,500

Total Capital Goods: 6.1%		$4,759,513
Communication Services
American Tower Corp. Class A*	12,000	248,040
Broadwing, Inc.*	72,000	1,760,400
Century Tele Enterprises, Inc.	29,250	886,275

Total Communication Services: 3.7%		$2,894,715
Consumer Cyclical
Abercrombie and Fitch Co.*	40,000	1,780,000
BJ’s Wholesale Club, Inc.*	58,000	3,089,080
Cintas Corporation	18,300	846,375
Devry, Inc.*	10,000	361,200
Ethan Allen Interiors, Inc.	26,000	845,000
G & K Services, Inc. Class A	22,000	591,800
Jones Apparel Group*	25,000	1,080,000
Linens ’N Things, Inc.*	50,000	1,366,000
Royal Caribbean Cruise Ltd.	30,000	663,300
RadioShack Corporation	43,000	1,311,500
Valassis Communications, Inc.*	17,000	608,600

Total Consumer Cyclical: 16.2%		$12,542,855
Energy
Devon Energy Corporation	33,000	1,732,500
National Fuel Gas Company	18,000	935,820
Smith International, Inc.*	36,000	2,156,400
Weatherford International*	38,000	1,824,000

Total Energy: 8.6%		$6,648,720
Financial Services
AON Corporation	14,550	509,250
Allmerica Financial Corporation	10,000	575,000
A.G. Edwards, Inc.	20,000	900,000
Cullen/ Frost Bankers, Inc.	65,000	2,200,250
Metris Companies, Inc.	60,000	2,022,600
National Commerce Bancorp	90,000	2,193,300
North Fork Bancorp	91,000	2,821,000
Phoenix Companies, Inc.	60,000	1,116,000
T. Rowe Price Associates, Inc.*	40,000	1,495,600

Total Financial Services: 17.8%		$13,833,000
Health Care
Apogent Technologies, Inc.*	88,500	2,177,100
Biomet, Inc.*	64,500	3,099,870
Elan Corporation ADS*	48,000	2,928,000
Forest Labs, Inc. Class A*	34,400	2,442,400
Genzyme Corporation*	10,000	610,000
IDEC Pharmaceuticals Corp.*	17,000	1,150,730
King Pharmaceuticals, Inc.*	10,000	537,500
Techne Corporation*	10,000	325,000
Watson Pharmaceutical, Inc.*	45,000	2,773,800

Total Health Care: 20.7%		$16,044,400
Technology
ADC Telecommunications, Inc.*	100,000	660,000
Altera Corporation*	57,000	1,653,000
BISYS Group, Inc.*	17,500	1,032,500
EMC Corporation*	52,000	1,510,600
Integrated Device Tech, Inc.*	32,000	1,014,080
Lexmark International*	32,000	2,152,000
McData Corporation*	30,913	542,523
Rational Software Corp.*	28,000	785,400
Siebel Systems, Inc.*	22,000	1,031,800
SunGard Data Systems, Inc.*	66,000	1,980,660
Teradyne*	25,000	827,500
Vitesse Semiconductor Corp.*	36,000	757,440
Waters Corporation*	12,000	331,320

Total Technology: 18.4%		$14,278,823
Utilities
Calpine Corporation*	15,000	567,000
Peoples Energy Corporation	16,000	643,200

Total Utilities: 1.5%		$1,210,200

Total Common Stocks: 96.3%		$74,752,366
(Common Stock Identified Cost $59,420,679)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.60% yield		2,911,880

Total Cash Equivalents: 3.7%		$2,911,880
(Cash Equivalents Identified Cost $2,911,880)

Total Portfolio Value: 100.0%		$77,664,246
(Total Portfolio Identified Cost $62,332,559)

Other Assets Less Liabilities		$794

Total Net Assets		$77,665,040

*  Non-income producing security

(a)  American Depository Share.

The accompanying notes are an integral part of the financial statements.

REALTY FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Common Stocks (REITS)	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	7,345	354,029
Archstone Communities Trust	13,655	352,026
Avalon Bay Communities, Inc.	7,592	354,926
BRE Properties, Inc.	8,130	246,339
Equity Residential Properties Trust	6,975	394,436
Essex Property Trust, Inc.	6,570	325,543
Post Properties, Inc.	5,055	191,332

Total Apartments: 24.5%		$2,218,631
Automobile/ Car
Reckson Associates	4,000	92,000

Total Automobile/ Car: 1.0%		$92,000
Diversified
Cousins Properties, Inc.	11,400	306,090
Vorando Realty Trust	8,800	343,552

Total Diversified: 7.1%		$649,642
Lodging and Hotels
Felcor Lodging Trust	6,100	142,740
Starwood Hotels & Resorts	9,660	360,125
Wyndham International*	29,650	74,125

Total Lodging and Hotels: 6.4%		$576,990

Office and Industrial
AMB Property Corporation	13,200	340,032
Boston Properties, Inc.	9,175	375,257
Cali Realty Corporation	6,795	193,522
Duke Realty Investments	14,860	369,271
Equity Office Properties	11,645	368,331
First Industrial Realty Trust, Inc.	8,680	278,975
Highwoods Properties, Inc.	8,150	217,197
Kilroy Realty Corporation	6,345	184,640
Liberty Property Trust	6,630	196,248
Prentiss Properties Trust	8,350	219,605
Prologis Trust	14,005	318,194
SL Green Realty Corporation	8,700	263,697
Spieker Properties, Inc.	5,305	318,035

Total Office and Industrial: 40.2%		$3,643,004
Retail
Developers Diversified Realty	8,825	162,203
General Growth Properties	9,735	383,170
Kimco Realty Corporation	6,735	318,902
Macerich Company	4,830	119,784
Regency Realty Corporation	6,940	176,276
Simon Properties Group, Inc.	11,595	347,502
Weingarten Realty Investors	2,955	129,577

Total Retail: 18.1%		$1,637,414

Total Common Stocks: 97.3%		$8,817,681
(Common Stock Identified Cost $8,259,536)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.60% yield		248,202

Total Cash Equivalents: 2.7%		$248,202
(Cash Equivalents Identified Cost $248,202)

Total Portfolio Value: 100.0%		$9,065,883
(Total Portfolio Identified Cost $8,507,738)

Other Assets Less Liabilities		$40,944

Total Net Assets		$9,106,827

*  Non-income producing security

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities – Bonds	Face	Dollar Value

Bank and Finance
American General Finance, 8.125%, 8/15/09	120,000	130,650
Bankers Trust NY Corp., 7.15%, 8/14/12	400,000	386,000
CIT Group Holdings, 8.375%, 11/1/01	250,000	253,125
Comerica Bank Subordinated Note, 6.875%, 3/1/08	250,000	250,000
Firstar Corp., 6.625%, 12/15/06	475,000	479,156
First Union Corp., 7.50%, 7/15/06	500,000	525,625
Household Finance Corp.
6.00%, 5/1/04	1,000,000	1,010,000
Mellon Financial Co., 6.70%, 3/1/08	500,000	505,000
Merry Land and Investment Co., 7.25%, 6/15/05	500,000	508,750
Bank One Corp., 7.125%, 5/15/07	400,000	412,500
Bank One Corp., 9.875%, 3/1/09	250,000	289,687
PNC Funding Corp., 6.875%, 7/15/07	500,000	509,375
Provident Bank Corp., 6.375%, 1/15/04	500,000	501,250
Regency Centers LP, 7.40%, 4/01/04	500,000	511,250
Salomon Smith Barney, Inc., 5.875%, 3/15/06	1,000,000	993,750
SunTrust Banks Inc., 6.50%, 1/15/08	500,000	476,250

Total Bank and Finance: 22.2%		$7,742,368
United States Government Agency Obligations (A)
FHLB, 6.10%, 12/13/10	750,000	746,781
FHLB, 7.03%, 5/6/11	250,000	266,812
FHLMC, 6.005%, 12/8/05	200,000	203,780
FHLMC, 5.95%, 1/19/06	400,000	406,508
FHLMC, 7.10%, 4/10/07	500,000	533,117
FHLMC, 5.125%, 10/15/08	500,000	476,350
FHLMC, 7.00%, 3/15/10	500,000	528,730
FNMA, 7.50%, 2/11/02	200,000	204,337
FNMA, 7.55%, 4/22/02	200,000	205,652
FNMA, 5.75%, 4/15/03	1,000,000	1,021,529
FNMA, 5.75%, 6/15/05	1,000,000	1,015,261
FNMA, 5.75%, 2/15/08	500,000	497,539
FNMA, 5.25%, 1/15/09	350,000	334,150
TVA, 6.00%, 3/15/13	500,000	487,500

Total United States Government Agency Obligations: 19.8%		$6,928,046
United States Government Obligations
U.S. Treasury, 7.875%, 8/15/01	1,000,000	1,005,482
U.S. Treasury, 7.875%, 11/15/04	500,000	547,538
U.S. Treasury, 10.75%, 8/15/05	500,000	606,310
U.S. Treasury, 6.125%, 11/15/27	3,500,000	3,606,138

Total United States Government Obligations: 16.5%		5,765,468
Industrial
Alberto-Culver Company, 8.25%, 11/1/05	425,000	449,438
Amoco Corporation Canada, 7.25%, 12/1/02	200,000	206,500
Dover Corp., 6.25%, 6/1/08	500,000	496,875
Gap, Inc., 6.90%, 9/15/07	500,000	499,375
Hertz Corp., 6.25%, 3/15/09	500,000	475,000
Honeywell, Inc., 7.125%, 4/15/08	400,000	417,000
Lowes Companies, Inc. 8.25%, 6/1/10	500,000	548,750
McDonald’s Corp., 5.95%, 1/15/08	425,000	423,406
McKesson Corp., 6.40%, 3/1/08	400,000	370,500
Procter & Gamble Company Global Bond Issue, 6.60%, 12/15/04	250,000	260,000
The Tribune Company, 6.875%, 11/1/06	500,000	508,125
Wal-Mart Stores, Inc., 6.375%, 3/1/03	200,000	205,500

Total Industrial: 13.9%		4,860,469
United States Government Agency Obligations – Mortgage Backed Securities (A)

FHLMC, CMO Series 1660-G, 6.25%, 7/15/07	250,000	251,640

FHLMC, 15 Year Gold, 7.00%, 3/1/11	144,565	147,094

FHLMC, 8.00%, 6/1/30	662,302	684,034

FNMA Dus Pool Series 73894, 6.525%, 12/1/03	476,169	485,376

FNMA Series 253300, 7.50%, 5/1/20	754,862	773,734

GNMA Pool 780400, 7.00%, 12/15/25	216,091	217,982

GNMA Pool 780420, 7.50%, 8/15/26	158,502	163,505

Total Government Agency Obligations – Mortgage Backed Securities: 7.8%		2,723,365

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities – Bonds	Face	Dollar Value

Utility
AT & T Corporation., 6.75%, 4/1/04	500,000	512,500
AT & T Corporation., 6.00%, 3/15/09	500,000	467,500
Bellsouth Communications, 5.875%, 1/15/09	500,000	480,625
Carolina Power & Light Co., 6.75%, 10/1/02	250,000	255,000
Consolidated Edison of New York, 8.125%, 5/1/10	400,000	422,500
Enron Corp., 6.75%, 8/01/09	600,000	591,000
Florida Power & Light Group Capital, 7.375%, 6/1/09	500,000	518,125
GTE Corp., 7.51%, 4/1/09	600,000	624,750
Midwest Power Corporation, 7.00%, 2/15/05	200,000	206,250
National Rural Utilities, 5.70%, 1/15/10	500,000	471,875
Virginia Electric Company, 8.00%, 3/1/04	500,000	528,125

Total Utility: 14.6%		$5,078,250

Total Fixed Income – Bonds: 94.8%		$33,097,966
(Fixed Income Identified Cost $32,674,909)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.60% yield		1,826,273

Total Cash Equivalents: 5.2%		$1,826,273
(Cash Equivalents Identified Cost $1,826,273)

Total Portfolio Value: 100.0%		$34,924,239
(Total Portfolio Identified Cost $34,501,182)

Other Assets Less Liabilities		$475,018

Total Net Assets		$35,399,257

(A) Abbreviations:

FHLB:	Federal Home Loan Bank

FHLMC:	Federal Home Loan Mortgage Corporation

FNMA:	Federal National Mortgage Association

GNMA:	Government National Mortgage Association

TVA:	Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Municipal Income Securities – Bonds	Face	Dollar Value

General Obligation – City
Akron, OH, 5.00%, 12/1/05	100,000	105,112
Cleveland, OH, (AMBAC Insured), 4.9%, 9/1/02	50,000	51,121
Columbus, OH, 12.375%, 2/15/07	25,000	35,350
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	104,798
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.9%, 12/1/11	150,000	154,391
Dayton, OH, General Obligation (AMBAC Insured), 4.45%, 12/1/12	100,000	98,116
Loveland, OH, (AMBAC Insured), 4.9%, 12/1/08	100,000	104,871
Vandalia, OH, 4.80%, 12/1/03	75,000	77,790
Warder Library, OH, 6.25%, 12/1/03	135,000	144,100
Westlake, OH, 4.90%, 12/1/04	50,000	52,342
Youngstown, OH, (AMBAC Insured), 5.10%, 12/1/11	100,000	105,494

Total General Obligation – City: 15.2%		$1,033,485
General Obligation – County
Belmont County, OH (MBIA Insured), 4.50%, 12/1/11	155,000	155,036
Belmont County, OH (MBIA Insured), 5.10%, 12/1/05	50,000	52,799
Delaware County, OH, 5.25%, 12/1/06	50,000	53,275
Hocking County, OH, 4.90%, 12/1/06	50,000	51,686
Knox County, OH, 4.75%, 12/1/09	60,000	61,512
Portage County, OH, (MBIA Insured), 5.15%, 12/1/07	75,000	79,822
Trumbull County, OH, (AMBAC Insured), 5.25%, 12/1/05	50,000	53,101
Washington Township, OH, 4.65%, 12/1/05	75,000	76,977

Total General Obligation – County: 8.6%		$584,208
General Obligation – State
Ohio State Unlimited Common School Facilities, 4.5%, 6/15/17	100,000	93,024

Total General Obligation – State: 1.4%		$93,024
Higher Education
Ohio State Higher Education Facilities, Denison University, 4.90%, 11/1/05	75,000	78,284
Ohio State Higher Education Facilities, OH Northern University Project, Insured, 5.60%, 5/01/13	100,000	103,759
University of Cincinnati, Ohio General Receipts, 4.75%, 6/1/06	50,000	51,975
University of Toledo, OH (Prerefunded), 5.9%, 6/1/20	105,000	111,442

Total Higher Education: 5.1%		$345,460
Hospital/ Health
Episcopal Retirement Homes, Ohio Hospital Facility Revenue, 5.00%, 1/1/15	100,000	100,851
Franklin County, OH, The Children’s Hospital Project, 5.20%, 11/1/04	50,000	51,705
Franklin County, OH, Series 1980 (Grant Hospital) (Prerefunded), 10.25%, 12/1/13	65,000	75,492
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.25%, 5/15/10	100,000	105,438
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.00%, 5/15/06	50,000	52,281
Hamilton County, OH, Twin Towers Health Care Facility, 5.25%, 10/1/09	100,000	101,346
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.00%, 9/1/07	50,000	54,943
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.20%, 09/1/10	100,000	105,305
Montgomery County, OH Hospital (Prerefunded), 5.5%, 12/1/10	100,000	108,459
Warren County, OH, Hospital (Prerefunded), 7.3%, 11/15/14	150,000	166,945

Total Hospital/Health: 13.6%		$922,765
The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Municipal Income Securities – Bonds	Face	Dollar Value

Revenue Bonds – Electric
Weatherford, TX Utility System Revenue, (MBIA Insured), 5.10%, 9/1/03	50,000	51,866

Total Revenue Bonds – Electric: 0.8%		$51,866
Revenue Bonds – Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.50%, 4/1/09	100,000	107,765
Ohio State Turnpike Revenue, (Prerefunded), 5.75%, 2/15/24	125,000	134,597
Ohio State Turnpike Revenue, (Prerefunded), 5.5%, 2/15/26	110,000	119,980

Total Revenue Bond – Transportation: 5.3%		$362,342
Revenue Bonds – Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.50% 12/1/07	50,000	53,978
Butler, OH, Waterworks System, (FSA Insured), 4.40% 12/1/10	100,000	100,101
Cleveland, OH, Waterworks First, Mortgage, Series G
(MBIA Insured), 5.25%, 1/1/04	50,000	52,117
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.25%, 1/1/10	100,000	105,555
Columbus, OH, Water and Sewer, 5.00%, 11/01/06	100,000	105,160
East Muskingum, OH Water District, Water Resource Revenue, (AMBAC Insured), 4.50%, 12/01/12	200,000	197,808
Lorain, OH, Water System, (AMBAC Insured), 4.75%, 4/1/04	50,000	51,669
Miamisburg, OH, Sewer System, (AMBAC Insured), 4.35%, 11/15/02	50,000	50,953
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/1/08	50,000	52,678
Northeast OH, Reg’l Sewer District (AMBAC Insured), 5.5%, 11/15/12	100,000	104,613
Southwest OH, Reg’l Water District Waterworks, (MBIA Insured), 5.25%, 12/1/05	50,000	53,101
Warren County, OH Water and Sewer Line Extension, Special Assessment Bonds, 5.50%, 12/1/03	50,000	52,665

Total Revenue Bond – Water & Sewer: 14.4%		$980,398
School District
Centerburg, OH, 5.25%, 10/15/01	40,000	40,243
Fairfield, OH, General Obligation (FGIC) Insured, 0%, 12/1/11	100,000	61,106
Forest Hills, OH, 4.90%, 12/1/04	100,000	104,259
Gallia County, OH, 5.00%, 3/1/03	25,000	25,577
Gallia County, OH, 5.00%, 3/1/04	25,000	25,737
Indian Valley, OH, (AMBAC Insured), 5.50%, 12/1/06	50,000	54,003
Kings Local, OH, 6.4%, 12/1/13	150,000	173,570
Lakota, OH, 6.25%, 12/1/14	100,000	110,789
Loveland, OH, School General Obligation, 4.40%, 12/1/08	100,000	100,879
Mason, OH, 4.00%, 12/01/06	200,000	201,196
Northwestern, OH, 4.65%, 12/1/06	105,000	107,282
Southwestern City, OH, 6.25%, 12/1/05	50,000	52,799
Sycamore, OH, Community School District (AMBAC Insured), 4.6%, 12/1/11	100,000	100,620
Trotwood-Madison, OH, 4.6%, 12/1/01	130,000	130,958
West Geauga, OH, (AMBAC Insured), 5.45%, 11/1/04	50,000	53,095
Westlake, OH, 4.85%, 12/1/03	100,000	103,835

Total School District: 21.3%		$1,445,948
State Agency – Building Authority
Ohio State Building Authority, Administration Building Fund, 6.40%, 10/1/01	50,000	50,443
Ohio State Building Authority, Adult Correctional-Series A, 5.50%, 10/01/10	100,000	107,883
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/1/11	150,000	157,926
The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of June 30, 2001 — Unaudited

Municipal Income Securities – Bonds	Face	Dollar Value

State Agency – Building Authority, continued
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/1/12	100,000	97,568
Ohio State Building Authority, Ohio Center For The Arts, 5.45%, 10/1/07	100,000	107,519
State of Ohio Parks and Recreation Bonds, 4.35%, 12/1/11	100,000	98,554

Total State Agency – Building Authority: 9.1%		$619,893
State Agency – Education
Ohio State Elementary and Secondary Education, (FSA Insured), 5.0%, 12/1/07	100,000	105,821
Ohio State Higher Education Facilities, 5.90%, 12/1/05	50,000	51,635
Ohio State Public Facilities Commission, (MBIA Insured), 4.70%, 06/1/11	100,000	101,343

Total State Agency – Education: 3.7%		$258,799

Total Fixed Income – Municipal Bonds: 98.5%		$6,698,188
(Municipal Bonds Identified Cost $6,531,035)
Cash Equivalents
Federated Ohio Municipal Cash Trust 2.80% yield		100,786

Total Cash Equivalents: 1.5%		$100,786
(Cash Identified Cost $100,786)

Total Portfolio Value: 100.0%		$6,798,974
(Total Portfolio Identified Cost $6,631,821)

Other Assets Less Liabilities		$50,825

Total Net Assets		$6,849,799
The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

STATEMENT OF ASSETS AND LIABILITIES

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment Securities at Market Value*	$54,416,131	$77,664,246	$9,065,883	$34,924,239	$6,798,974
Dividends and Interest Receivable	$50,612	$60,037	$47,968	$499,945	$54,479

Total Assets	$54,466,743	$77,724,283	$9,113,851	$35,424,184	$6,853,453

Liabilities:
Accrued Management Fees	$42,721	$59,243	$7,024	$24,927	$3,654

Total Liabilities	$42,721	$59,243	$7,024	$24,927	$3,654

Net Assets	$54,424,022	$77,665,040	$9,106,827	$35,399,257	$6,849,799

Net Assets Consist of:
Paid in Capital (see footnote #1)	$43,837,450	$60,340,009	$9,089,054	$35,487,957	$6,677,853
Undistributed Net Investment Income (Loss)	$2,697	$(47,026)	$14,969	$24,324	$4,793
Undistributed Net Realized Gain (Loss) from Security Transactions	$1,550,248	$2,040,370	$(555,341)	$(536,081)	$0
Net Unrealized Gain (Loss) on Investments	$9,033,627	$15,331,687	$558,145	$423,057	$167,153

Net Assets	$54,424,022	$77,665,040	$9,106,827	$35,399,257	$6,849,799

Shares Outstanding	1,963,599	2,408,079	692,897	2,274,014	429,829

Offering, Redemption and Net Asset Value Per Share	$27.72	$32.25	$13.14	$15.57	$15.94

*Identified Cost of Securities	$45,382,504	$62,332,559	$8,507,738	$34,501,182	$6,631,821
The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

STATEMENT OF OPERATIONS

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

	6/30/01	6/30/01	6/30/01	6/30/01	6/30/01

Investment Income:
Interest	$49,203	$84,804	$8,303	$1,091,425	$152,446
Dividends	$203,733	$215,442	$241,065	$0	$0

Total Investment Income	$252,936	$300,246	$249,368	$1,091,425	$152,446

Expenses:
Gross Management Fee	$263,435	$365,549	$42,346	$173,872	$32,417
Management Fee Waiver (See accompanying note #3)	$(13,172)	$(18,277)	$(2,117)	$(26,081)	$(11,346)

Total Expenses	$250,263	$347,272	$40,229	$147,791	$21,071

Net Investment Income (Loss)	$2,673	$(47,026)	$209,139	$943,634	$131,375

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	$2,024,566	$2,040,370	$(152,439)	$29,405	$0
Net Unrealized Gain (Loss) on Investments	$(5,035,219)	$(5,049,266)	$332,333	$116,214	$44,978

Net Gain (Loss) on Investments	$(3,010,653)	$(3,008,896)	$179,894	$145,619	$44,978

Net Increase (Decrease) in Assets from Operations	$(3,007,980)	$(3,055,922)	$389,033	$1,089,253	$176,353
The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds

	Growth Fund		Opportunity Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/01	12/31/00	6/30/01	12/31/00

Operations:
Net Investment Income	$2,673	$37,850	$(47,026)	$134,840
Net Realized Gain (Loss) from Security Transactions	$2,024,566	$(474,319)	$2,040,370	$4,082,593
Net Unrealized Gain (Loss) on Investments	$(5,035,219)	$(8,142,074)	$(5,049,266)	$121,774

Net Increase (Decrease) in Assets from Operations	$(3,007,980)	$(8,578,543)	$(3,055,922)	$4,069,527

Distributions to Shareholders:
Net Investment Income	$0	$(37,827)	$0	$0
Net Realized Gain from Security Transactions	$0	$0	$0	$(4,082,594)

Net (Decrease) in Assets from Distributions	$0	$(37,827)	$0	$(4,082,594)

Capital Share Transactions:
Proceeds From Sale of Shares	$3,818,931	$13,693,166	$7,098,247	$14,143,087
Net Asset Value of Shares Issued on Reinvestment of Distributions	$0	$30,263	$0	$3,980,157
Cost of Shares Redeemed	$(2,359,786)	$(11,153,119)	$(1,890,929)	$(5,371,928)

Net Increase in Assets from Capital Share Transactions	$1,459,145	$2,570,310	$5,207,318	$12,751,316

Net Change in Net Assets	$(1,548,835)	$(6,046,060)	$2,151,396	$12,738,349

Net Assets at Beginning of Period	$55,972,857	$62,018,917	$75,513,644	$62,775,395

Net Assets at End of Period	$54,424,022	$55,972,857	$77,665,040	$75,513,644

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Stock Funds

	Realty Fund

	Period Ended	Year Ended
	6/30/01	12/31/00

Operations:
Net Investment Income	$209,139	$381,130
Net Realized Gain (Loss) from Security Transactions	$(152,439)	$(70,911)
Net Unrealized Gain (Loss) on Investments	$332,333	$1,431,246

Net Increase (Decrease) in Assets from Operations	$389,033	$1,741,465

Distributions to Shareholders:
Net Investment Income	$(194,130)	$(381,177)
Net Realized Gain from Security Transactions	$0	$0

Net (Decrease) in Assets from Distributions	$(194,130)	$(381,177)

Capital Share Transactions:
Proceeds From Sale of Shares	$574,403	$2,046,401
Net Asset Value of Shares Issued on Reinvestment of Distributions	$34,661	$73,449
Cost of Shares Redeemed	$(165,862)	$(870,753)

Net Increase in Assets from Capital Share Transactions	$443,202	$1,249,097

Net Change in Net Assets	$638,105	$2,609,385

Net Assets at Beginning of Period	$8,468,722	$5,859,337

Net Assets at End of Period	$9,106,827	$8,468,722

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

STATEMENT OF CHANGES IN NET ASSETS

	Bond Funds

	Fixed Income Fund		Municipal Income Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/01	12/31/00	6/30/01	12/31/00

Operations:
Net Investment Income	$943,634	$1,792,346	$131,375	$235,948
Net Realized Gain (Loss) from Security Transactions	$29,405	$(565,488)	$0	$0
Net Unrealized Gain (Loss) on Investments	$116,214	$1,754,965	$44,978	$217,489

Net Increase (Decrease) in Assets from Operations	$1,089,253	$2,981,823	$176,353	$453,437

Distributions to Shareholders:
Net Investment Income	$(919,248)	$(1,792,408)	$(126,670)	$(235,860)
Net Realized Gain from Security Transactions	$0	$0	$0	$0

Net (Decrease) in Assets from Distributions	$(919,248)	$(1,792,408)	$(126,670)	$(235,860)

Capital Share Transactions:
Proceeds From Sale of Shares	$2,829,353	$10,390,569	$1,371,853	$1,419,877
Net Asset Value of Shares Issued on Reinvestment of Dividends/ Gains	$454,049	$903,386	$18,933	$43,191
Cost of Shares Redeemed	$(2,584,474)	$(8,324,168)	$(651,834)	$(767,005)

Net Increase in Assets from Capital Share Transactions	$698,928	$2,969,787	$738,952	$696,063

Net Change in Net Assets	$868,933	$4,159,202	$788,635	$913,640

Net Assets at Beginning of Period	$34,530,324	$30,371,122	$6,061,164	$5,147,524

Net Assets at End of Period	$35,399,257	$34,530,324	$6,849,799	$6,061,164
The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	GROWTH FUND

Selected Data for a Share Outstanding Throughout the Period for the Growth Fund:

	Unaudited	Year Ended December 31
	1/1/01 to
	6/30/01	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$29.28	$33.86	$30.98	$25.38	$21.16	$18.86

Operations:
Net Investment Income	$0.00	$0.02	$0.02	$0.05	$0.16	$0.19
Net Gains (Losses) on Securities (Realized & Unrealized)	$(1.56)	$(4.58)	$3.48	$7.32	$7.01	$2.98

Total Operations	$(1.56)	$(4.56)	$3.50	$7.37	$7.17	$3.17

Distributions:
Dividends from Net Investment Income	$0.00	$(0.02)	$(0.02)	$(0.05)	$(0.16)	$(0.19)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.60)	$(1.72)	$(2.79)	$(0.68)

Total Distributions	$0.00	$(0.02)	$(0.62)	$(1.77)	$(2.95)	$(0.87)

Net Asset Value End of Period	$27.72	$29.28	$33.86	$30.98	$25.38	$21.16

Total Return	(5.29%)	(13.47%)	11.31%	29.10%	33.96%	16.85%

Net Assets, End of Period (Millions)	$54.42	$55.97	$62.02	$48.39	$31.90	$21.42

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.95%	0.95%	0.97%	1.00%

Ratio of Net Income to Average Net Assets (2)	0.01%	0.06%	0.07%	0.19%	0.65%	0.99%

Portfolio Turnover Rate	16.96%	32.03%	29.84%	39.71%	54.44%	26.78%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after 4/30/04. As of 6/30/01, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00 % and Net Income to Average Net Assets: (0.04%). (See note #3)

(2)	Ratios annualized in 2001.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND

Selected Data for a Share Outstanding Throughout the Period for the Opportunity Fund:

	Unaudited	Year Ended December 31
	1/1/01 to
	6/30/01	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$33.63	$33.40	$31.10	$26.44	$22.65	$19.42

Operations:
Net Investment Income	$(0.02)	$(0.06)	$(0.02)	$(0.02)	$0.03	$0.06
Net Gains (Losses) on Securities (Realized & Unrealized)	$(1.36)	$2.22	$3.94	$5.02	$6.13	$4.43

Total Operations	$(1.38)	$2.16	$3.92	$5.00	$6.16	$4.49

Distributions:
Dividends from Net Investment Income	$0.00	$0.00	$0.00	$0.00	$(0.03)	$(0.06)
Distributions from Net Realized Capital Gains	$0.00	$(1.93)	$(1.62)	$(0.34)	$(2.34)	$(1.20)

Total Distributions	$0.00	$(1.93)	$(1.62)	$(0.34)	$(2.37)	$(1.26)

Net Asset Value End of Period	$32.25	$33.63	$33.40	$31.10	$26.44	$22.65

Total Return	(4.10%)	6.34%	12.65%	18.93%	27.26%	23.10%

Net Assets, End of Period (Millions)	$77.67	$75.51	$62.78	$48.21	$35.06	$22.09

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.95%	0.95%	0.97%	1.00%

Ratio of Net Income to Average Net Assets (2)	(0.13%)	(0.19%)	(0.08%)	(0.06%)	0.11%	0.28%

Portfolio Turnover Rate	17.77%	34.06%	40.71%	41.46%	55.05%	46.43%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after 4/30/04. As of 6/30/01, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net As sets: 1.00% and Net Income to Average Net Assets: (0.18%). (See note #3)

(2)	Ratios annualized in 2001.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	REALTY FUND

Selected Data for a Share Outstanding Throughout the Period for the Realty Fund:

	Unaudited	Year Ended December 31
	1/1/01 to
	6/30/01	2000	1999	1998

Net Asset Value Beginning of Period	$12.88	$10.72	$11.54	$15.00

Operations:
Net Investment Income	$0.28	$0.61	$0.54	$0.61
Net Return of Capital	$0.02	$0.05	$0.11	$0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.24	$2.11	$(0.93)	$(3.46)

Total Operations	$0.54	$2.77	$(0.28)	$(2.73)

Distributions:
Dividends from Net Investment Income	$(0.28)	$(0.61)	$(0.54)	$(0.61)
Distributions from Return of Capital	$0.00	$0.00	$0.00	$(0.12)

Total Distributions	$(0.28)	$(0.61)	$(0.54)	$(0.73)

Net Asset Value End of Period	$13.14	$12.88	$10.72	$11.54

Total Return	4.30%	26.22%	(2.47%)	(18.56%)

Net Assets, End of Period (Millions)	$9.11	$8.47	$5.86	$5.10

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.95%	0.48%

Ratio of Net Income to Average Net Assets (2)	4.86%	5.30%	4.93%	5.17%

Portfolio Turnover Rate	2.55%	0.86%	11.21%	12.07%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser waived the management fee in entirety for the period 1/1/98 - 6/30/98. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98 - 12/31/98, and through 2000. The Adviser intends the latter final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after 4/30/04. As of 6/30/01, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 4.81%. (See note #3)

(2)	Ratios annualized in 2001.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	FIXED INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

	Unaudited	Year Ended December 31
	1/1/01 to
	6/30/01	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$15.48	$14.93	$16.36	$15.84	$15.45	$15.84

Operations:
Net Investment Income	$0.41	$0.86	$0.81	$0.86	$0.88	$0.86
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.09	$0.55	$(1.41)	$0.55	$0.39	$(0.39)

Total Operations	$0.50	$1.41	$(0.60)	$1.41	$1.27	$0.47

Distributions:
Dividends from Net Investment Income	$(0.41)	$(0.86)	$(0.81)	$(0.86)	$(0.88)	$(0.86)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.02)	$(0.03)	$0.00	$0.00

Total Distributions	$(0.41)	$(0.86)	$(0.83)	$(0.89)	$(0.88)	$(0.86)

Net Asset Value End of Period	$15.57	$15.48	$14.93	$16.36	$15.84	$15.45

Total Return	3.23%	9.76%	(3.68%)	9.05%	8.44%	3.11%

Net Assets, End of Period (Millions)	$35.40	$34.53	$30.37	$24.00	$18.87	$16.14

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Income to Average Net Assets (2)	5.39%	5.77%	5.45%	5.40%	5.67%	5.56%

Portfolio Turnover Rate	15.01%	29.16%	13.66%	24.89%	29.33%	14.04%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after 4/30/04. As of 6/30/01, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.24%. (See note #3)

(2)	Ratios annualized in 2001.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Municipal Income Fund:

	Unaudited	Year Ended December 31
	1/1/01 to
	6/30/01	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$15.79	$15.18	$15.99	$15.88	$15.57	$15.68

Operations:
Net Investment Income	$0.30	$0.65	$0.60	$0.64	$0.64	$0.63
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.15	$0.61	$(0.80)	$0.18	$0.32	$(0.11)

Total Operations	$0.45	$1.26	$(0.20)	$0.82	$0.96	$0.52

Distributions:
Dividends from Net Investment Income (1)	$(0.30)	$(0.65)	$(0.60)	$(0.64)	$(0.64)	$(0.63)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.01)	$(0.07)	$(0.01)	$0.00

Total Distributions	$(0.30)	$(0.65)	$(0.61)	$(0.71)	$(0.65)	$(0.63)

Net Asset Value End of Period	$15.94	$15.79	$15.18	$15.99	$15.88	$15.57

Total Return	2.85%	8.48%	(1.24%)	5.19%	6.23%	3.43%

Net Assets, End of Period (Millions)	$6.85	$6.06	$5.15	$3.93	$3.90	$2.81

Ratios after Fee Waivers: (2)

Ratio of Expenses to Average Net Assets (3)	0.65%	0.65%	0.65%	0.65%	0.63%	0.75%

Ratio of Net Income to Average Net Assets (3)	4.03%	4.30%	4.03%	4.01%	4.19%	4.18%

Portfolio Turnover Rate	0.00%	0.00%	8.44%	20.70%	9.95%	6.25%

(1)	All distributions are Federally tax exempt.

(2)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after 4/30/04. As of 6/30/01, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: Expenses to Aver age Net Assets: 1.00% and Net Income to Average Net Assets: 3.68%. (See note #3)

(3)	Ratios annualized in 2001.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS	Unaudited

1)  Organization:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

2)  Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of each Funds’ average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund’s average

NOTES TO THE FINANCIAL STATEMENTS	Unaudited

3) Investment Advisory Agreement, continued:

daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund’s average daily net assets, both of which are accrued daily and paid monthly.

The Adviser received management fees for the period January 1-June 30, 2001 as indicated below. These fees are after the Adviser waived part of the management fees on each of the funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2004.

		Fee	Effective	Management
Fund	Fee	Waiver	Fee Ratio	Fee

Growth Fund	1.00%	0.05%	0.95%	$250,263
Opportunity Fund	1.00%	0.05%	0.95%	$347,272
Realty Fund	1.00%	0.05%	0.95%	$40,229
Fixed Income Fund	1.00%	0.15%	0.85%	$147,791
Municipal Income Fund	1.00%	0.35%	0.65%	$21,071

4)  Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 6 months ending June 30, 2001 of $3,000 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $9,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Johnson Investment Counsel, Inc. and entities, which the Adviser could be deemed to control or have discretion over, owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)  Purchases and Sales of Securities:

During the 6 months ended June 30, 2001, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

Growth Fund	$10,296,803	$8,981,842	$0	$0
Opportunity Fund	$21,833,069	$13,197,632	$0	$0
Realty Fund	$637,590	$219,101	$0	$0
Fixed Income Fund	$4,575,731	$1,667,061	$1,589,836	$1,552,213
Municipal Income Fund	$1,154,150	$0	$0	$0

NOTES TO THE FINANCIAL STATEMENTS
Unaudited

6)  Capital Share Transactions:

As of June 30, 2001, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 - June 30, 2001:

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Shares Sold to Investors	139,510	222,370	45,729	179,361	85,612
Shares Issued on Reinvestment Dividends	0	0	2,750	28,987	1,185

Subtotal	139,510	222,370	48,479	208,348	86,797
Shares Redeemed	(87,310)	(59,690)	(13,024)	(164,337)	(40,794)

Net Increase/ Decrease During Period	52,200	162,680	35,455	44,011	46,003

Shares Outstanding:
December 31, 2000 (Beginning of Period)	1,911,399	2,245,399	657,442	2,230,003	383,826

June 30, 2001 (End of Period)	1,963,599	2,408,079	692,897	2,274,014	429,829

7)  Security Transactions:

For Federal income tax purposes, the cost of investments owned on June 30, 2001 was the same as identified cost. As of June 30, 2001 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$13,542,584	$(4,508,957)	$9,033,627
Opportunity Fund	$20,144,596	$(4,812,909)	$15,331,687
Realty Fund	$1,089,398	$(531,253)	$558,145
Fixed Income Fund	$681,851	$(258,794)	$423,057
Municipal Income Fund	$182,143	$(14,990)	$167,153

8)  Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)  Net Investment Income and Net Realized Capital Losses:

The net investment income on the Realty Fund includes estimated return of capital as of June 30, 2001.

ABOUT THE ADVISER

•	Johnson Investment Counsel, Inc. is a Cincinnati-based investment advisory firm, located at 3777 West Fork Road, Cincinnati, Ohio. The firm has been in the financial advisory business since 1965 and is the Investment Adviser for all eight of the Johnson Mutual Funds.

•	Johnson Investment Counsel, Inc. manages stock, bond and balanced portfolios for individuals, corporations, trusts, endowments, foundations, and retirement funds and currently has nearly $3 billion in assets under management.

•	Johnson Investment Counsel, Inc. currently employs seventy-two individuals, including a professional staff of twenty-six, fifteen of whom have earned the Chartered Financial Analyst designation, nineteen professionals with graduate degrees.

•	The Adviser adheres to the long-term quality growth approach to stock and bond investing, to enhance portfolio returns as well as preserve capital.

•	For a brochure on Johnson Investment Counsel, Inc., please contact the Adviser at 513-661-3100, or write to 3777 West Fork Road, Cincinnati, OH 45247.

________________________________________________________________________________

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian

The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

________________________________________________________________________________

Auditors

McCurdy & Associates CPA’s, Inc
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel

Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

________________________________________________________________________________

Trustees and Officers

Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee
Dale H. Coates	Vice President
Richard T. Miller	Vice President
Dianna J. Thiel	CFO, Treasurer
David C. Tedford	Secretary

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust’s prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254